JPMorgan Private Markets Fund

Consolidated Schedule of Investments

June 30, 2025 (Unaudited)

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

The unaudited schedule of investments of JPMorgan Private Markets Fund (the “Fund”), a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company, as of June 30, 2025, is set forth below:

	Sector	Acquisition Date	Cost Basis	Fair Value	Percentage of Net Assets
Private Equity Investments (77.79%)[1]

Co-Investments (28.73%)

Europe (5.21%)

Bowmark Growth Investment Partnership - C, L.P.*,2	Software & Services	10/30/2024	$5,818,616	$6,180,859	0.53%

GTCR (C) Investors LP*,2	Software & Services	9/13/2023	7,449,779	12,067,502	1.03%

Hg Vega Co-Invest L.P.*	Software & Services	3/28/2024	10,660,318	13,338,681	1.14%

PSC Leto LP*,2	Software & Services	10/17/2024	6,894,474	7,863,773	0.67%

PSC Science SCSp*,2	Information Technology	7/26/2024	7,631,008	8,725,881	0.75%

PSC Tiger LP*,2	Diversified Financials	7/26/2024	5,970,684	7,150,221	0.61%

SCP Co-Invest (Puma) LP	Pharmaceuticals, Biotechnology & Life Sciences	5/23/2024	5,033,148	5,660,354	0.48%

Total Europe			$49,458,027	$60,987,271

North America (20.65%)

Alkeme Co-Invest B, LP*,2,3	Insurance	3/1/2024	5,348,057	9,725,072	0.83%

ASTP Holdings Co-Investment LP*,2	Transportation	9/8/2023	2,704,931	4,152,426	0.36%

Bigtincan Holdings (Cayman), L.P.*	Software & Services	4/14/2025	5,451,844	5,437,500	0.46%

BPOC Maple Aggregator, L.P.*	Health Care Equipment & Services	4/30/2024	17,012,958	34,000,004	2.90%

BSP-FL Co-Invest, LLC*,2	Software & Services	12/6/2024	8,061,719	7,988,551	0.68%

Chrome Investors L.P.*,2	Software & Services	2/10/2025	19,222,144	19,378,727	1.66%

Finback RQ 2025, L.P.*	Software & Services	6/19/2025	2,010,220	2,005,754	0.17%

GHK WSB Co-Investment Vehicle LP*,2	Commercial & Professional Services	8/28/2023	3,996,037	6,910,454	0.59%

Gula Co-Invest II, LP*	Consumer Services	10/23/2024	12,173,879	13,952,422	1.19%

Hermod Co-Invest, LP*	Household & Personal Products	10/17/2024	3,673,399	4,909,502	0.42%

Hometown Food Holdings, LLC*,2	Food, Beverage & Tobacco	3/24/2025	19,604,917	19,602,369	1.67%

Ishtar Co-Invest-B LP2	Household & Personal Products	7/14/2023	4,396,082	31,754,686	2.71%

LSF XII US Holdings I Crown L.P.	Technology Hardware & Equipment	3/5/2025	8,289,123	8,044,204	0.69%

MPE Co-Invest, LP*,2	Commercial & Professional Services	12/18/2024	3,619,626	3,608,803	0.31%

Oshun Co-Invest-B LP2	Household & Personal Products	7/14/2023	2,271,063	5,305,952	0.45%

Project Phoenix Co-Invest Fund, L.P.	Software & Services	11/6/2023	617,155	1,828,962	0.16%

QHP Orangeinvest II L.P.*	Pharmaceuticals, Biotechnology & Life Sciences	3/11/2025	19,902,349	19,893,911	1.70%

Shore Capital Healthcare Advantage Point C Co-Invest Fund, L.P.*	Health Care Equipment & Services	10/1/2024	6,012,032	5,995,667	0.51%

Shore Capital Healthcare Advantage Vet Co-Invest Fund, L.P.*,2	Health Care Equipment & Services	12/2/2024	21,852,852	21,834,015	1.86%

Southfield PMH Co-Invest LP*	Consumer Services	3/5/2024	2,499,411	2,118,531	0.18%

Southfield TFS Co-Invest LP*	Commercial & Professional Services	7/1/2024	7,593,404	7,552,164	0.65%

WCI-BXC Investment Holdings, LP*	Pharmaceuticals, Biotechnology & Life Sciences	3/29/2024	6,106,854	5,854,293	0.50%
Total North America			$182,420,056	$241,853,969

Rest of World (2.87%)

Menrva Investment, L.P.*	Consumer Services	3/27/2025	24,081,753	24,051,987	2.05%

Pemba PF Co-Invest Trust A*,2	Diversified Financials	12/23/2024	9,641,312	9,625,698	0.82%

Total Rest of World			$33,723,065	$33,677,685

Total Co-Investments (28.73%)			$265,601,148	$336,518,925

Primary Investments (5.30%)

Europe (0.89%)

Pollen Street Capital Fund V*,2		7/26/2024	6,405,962	7,237,988	0.62%

Stanley Capital Partners Fund I*,2		6/15/2024	4,589,966	3,209,254	0.27%

Total Europe			$10,995,928	$10,447,242

North America (4.41%)

Bansk Fund I-A and I-B, LP2		7/31/2023	10,356,142	15,816,874	1.35%

BPOC Fund VI, L.P.[2]		6/28/2024	7,234,989	8,449,932	0.72%

CCMP Capital Investors IV, L.P.[2]		5/31/2024	14,257,428	17,816,639	1.52%

Palladium Equity Partners VI, L.P.*,2,4		6/30/2025	1,154	0	0.00%

Shore Capital Healthcare Advantage Fund*,2		10/25/2024	6,907,052	6,440,252	0.55%

Transom Capital Fund IV, LP*,2		7/15/2024	1,174,999	1,571,781	0.13%

Vector Capital VI, L.P.[2]		2/25/2025	1,533,592	1,599,654	0.14%

Total North America			$41,465,356	$51,695,132

Total Primary Investments (5.30%)			$52,461,284	$62,142,374

JPMorgan Private Markets Fund

Consolidated Schedule of Investments

June 30, 2025 (Unaudited)

	Acquisition Date	Cost Basis	Fair Value	Percentage of Net Assets
Secondary Investments (43.76%)

Europe (7.80%)

Apse Capital II L.P.[2]	10/29/2024	$25,807,995	$37,485,216	3.20%

Hayfin Private Equity Funds LP2	11/29/2023	3,919,114	6,754,517	0.58%

Hayfin Private Equity Solutions II LP2	11/29/2023	3,913,563	5,717,043	0.49%

Hayfin Sapphire III LP2	11/29/2023	2,265,974	4,339,605	0.37%

PSC III G, LP*,2	3/28/2024	17,514,760	27,200,979	2.32%

Ufenau Continuation 4, SLP*,2	9/7/2023	7,017,458	9,836,493	0.84%

Total Europe		$60,438,864	$91,333,853

North America (35.96%)

Access Car Wash Co-Investment, LP*	3/28/2024	2,639,435	3,183,132	0.27%

Access Holdings Fund I, L.P.*,2	12/28/2023	19,059,774	18,397,109	1.57%

APH Extended Value Fund H L.P.*,2	1/21/2025	33,395,429	39,018,852	3.33%

Aterian Opportunities II, L.P.*,2	9/26/2023	10,198,736	6,420,482	0.55%

Avante Mezzanine Partners SBIC II, L.P.*	6/5/2025	1,070,029	1,415,609	0.12%

Brynwood Partners VIII L.P.[2]	12/31/2023	9,585,727	5,117,427	0.44%

CenterOak Equity Fund I, L.P.[2,4]	12/31/2024	203,313	0	0.00%

Churchill Secondary Partners II, L.P.*,2	6/26/2025	17,813,627	19,744,999	1.68%

ECP R&T Feeder Fund,L.P.[2]	3/26/2025	21,044,944	21,015,502	1.79%

Fineline CV LP*,2	11/15/2024	7,591,545	9,011,384	0.77%

GTCR Fund XI*,2	6/30/2025	11,088,388	13,531,350	1.15%

GTCR Fund XII*,2	6/30/2025	17,145,481	17,929,154	1.53%

GTCR Fund XIII[2]	12/28/2023	18,587,741	18,466,514	1.58%

GTCR Fund XIV*,2	6/30/2025	1,368,717	1,717,282	0.15%

GTCR Strategic Growth Fund*,2	6/30/2025	2,713,648	2,485,869	0.21%

Kohlberg TE Investors IX, LP2	9/29/2023	10,397,576	12,707,532	1.08%

Lorient Healthcare Fund II, LP*,2	1/1/2025	5,397,787	7,727,714	0.66%

Main Post Growth Capital, L.P.*,2	12/31/2024	3,730,985	3,116,551	0.27%

MetLife Investment Private Equity Partners II (Feeder), L.P.*,2	6/30/2024	19,961,581	23,503,444	2.01%

MLC Private Equity Partners Feeder, LP2	3/25/2024	8,492,091	10,445,977	0.89%

One Equity Partners VII-A, L.P.*,2	6/30/2025	6,067,079	6,027,685	0.51%

One Equity Partners VIII-A, L.P.*,2	6/30/2025	9,872,073	10,442,017	0.89%

Palladium Equity Partners IV, L.P.*,2	6/30/2025	10,812,274	14,935,838	1.27%

Palladium Equity Partners V, L.P.*,2	6/30/2025	11,760,806	15,765,172	1.35%

ParkerGale Capital, LP	9/30/2024	961,517	1,077,439	0.09%

Portfolio Advisors Secondary Fund III, L.P.[2]	4/9/2024	16,606,222	19,589,413	1.67%

Portfolio Advisors Secondary Fund IV, L.P.[2]	4/9/2024	8,018,111	9,488,784	0.81%

Renovus Capital Partners II, L.P.*,2	12/16/2024	1,672,869	3,115,358	0.27%

Rock Island Capital Fund II, L.P.[2]	9/30/2024	2,579,026	1,411,181	0.12%

Silver Oak Services Partners II, L.P.[2]	6/30/2025	5,057,852	5,576,909	0.48%

Silver Oak Services Partners III*,2	9/30/2024	2,266,148	2,780,847	0.24%

Silver Oak Services Partners III-A, L.P.*,2	6/30/2025	12,102,681	15,309,843	1.31%

Transom Capital Fund III, LP2	8/8/2024	12,340,225	14,653,980	1.25%

Tritium I, LP2	9/30/2024	2,497,987	2,892,437	0.25%

TZP Capital Partners II, L.P.*,2	3/31/2025	2,331,148	3,083,100	0.26%

TZP Capital Partners III L.P.*,2	3/31/2025	2,245,203	2,682,329	0.23%

TZP Small Cap Partners I, L.P.*,2	3/31/2025	1,201,907	1,622,210	0.14%

TZP Small Cap Partners II L.P.*,2	3/31/2025	1,825,098	2,438,569	0.21%

Vector Capital V L.P.*,2	2/25/2025	15,961,314	18,983,381	1.62%

Vestar Capital Partners Rainforest, L.P.[2]	3/28/2024	13,066,313	17,002,357	1.45%

WEP Terra Fund, L.P.*,2	10/16/2024	12,274,497	17,419,192	1.49%

Total North America		$373,006,904	$421,253,924

Total Secondary Investments (43.76%)		$433,445,768	$512,587,777

Total Private Equity Investments (Cost $751,508,200) (77.79%)		$751,508,200	$911,249,076

JPMorgan Private Markets Fund

Consolidated Schedule of Investments

June 30, 2025 (Unaudited)

	Shares	Fair Value	Percentage of Net Assets
Investment Companies (7.42%)
Fidelity Advisor Floating Rate	9,494,779	86,972,178	7.42%
Total Investment Companies (Cost $88,163,868) (7.42%)		$86,972,178

Short-Term Investments (20.13%)
JPMorgan U.S. Treasury Plus Money Market Fund, Class Morgan Shares, 3.87%[5,6]	235,834,647	235,834,647	20.13%
Total Short-Term Investments (Cost $235,834,647) (20.13%)		$235,834,647

Total Investments (Cost $1,075,506,715) (105.34%)		$1,234,055,901

Other Assets (Liabilities) ((5.34)%)		(62,586,040)
Net Assets (100.00%)		$1,171,469,861

*	Non Income Producing Security.
1

Investments have no redemption provisions, are issued in private placement transactions and are restricted as to resale. For investments that were acquired through multiple transactions, the acquisition date represents initial acquisition date of the Fund’s investment in the position. Total fair value of restricted securities amounts to $911,249,076, which represents 77.79% of net assets as of June 30, 2025.

2	The Fund has unfunded commitments to the indicated investment as of June 30, 2025. Total unfunded commitments amount to $177,469,497 as of June 30, 2025.
3	The fair value of the investment was determined using significant unobservable inputs.
4	No capital has been called.
5	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
6	The rate shown is the annualized seven-day yield as of June 30, 2025.

JPMorgan Private Markets Fund

Consolidated Schedule of Investments

June 30, 2025 (Unaudited)

1. Organization

JPMorgan Private Markets Fund (the “Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company which commenced operations on July 12, 2023 (“Commencement of Operations”). J.P. Morgan Investment Management Inc. serves as the Fund’s investment adviser (the “Adviser”) and is responsible for making investment decisions for the Fund’s portfolio.

The Board of Trustees of the Fund (the “Board”) is responsible for the overall management of the Fund, including supervision of the duties performed by the Adviser. As is the case with virtually all investment companies (as distinguished from operating companies), service providers to the Fund, primarily the Adviser, have responsibility for the day-to-day management and operation of the Fund.

2. Fair Value Measurements

The Fund values its investments monthly at fair value consistent with the principles of ASC Topic 820, Fair Value Measurements. The Fund has written valuation policies and procedures (the “Valuation Procedures”), which have been approved by the Fund’s Board of Trustees (the “Board”). Effective May 15, 2023, the Adviser was designated as the Valuation Designee (the “Valuation Designee”) for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Adviser’s fair valuation team is responsible for monitoring developments that may impact the fair value of investments. The Fund generally uses the latest net asset value (“NAV”) provided by the manager or general partner of a Portfolio Fund (the “Portfolio Fund Manager”) as a practical expedient to determine the fair value of its investments in Portfolio Funds and certain Co-Investments held through investment vehicles. If the Adviser determines that the most recent NAV reported by the Portfolio Fund Manager does not represent the fair value or if the Portfolio Fund Manager fails to report a NAV to the Fund, a fair value determination is made by the Adviser with oversight from the Board in accordance with the Fund’s valuation procedures. This may include adjusting the previous NAV provided by a Portfolio Fund Manager with other relevant information available at the time the Fund values its portfolio, including capital activity and events occurring between the reference dates of the Portfolio Fund Manager’s valuation and the relevant valuation date, to the extent that the Adviser is aware of such information.

On a monthly basis, valuation of Private Market Investments (other than interests in Portfolio Funds and certain Co-Investments, as described above) will originally be valued at cost which will subsequently be adjusted based on a determination of such investment’s fair value. In instances where there is reason to believe that the valuation of a security or other investment does not represent the current value of such security or investment, or when a security or investment cannot be valued pursuant to the procedures described above, the fair value of the investment will be determined by the Adviser taking into account various factors, as relevant, as provided for in the Fund’s valuation procedures, which may include:

•

Pending sales and potential exit transactions, including (a) any sales price in a letter of intent, offer letter or term sheet, (b) the company’s total enterprise value or (c) information from an investment bank during an initial public offering.

•	Liquidation analysis (cost approach).

•	Any other information, factor or set of factors that may affect the valuation of the Fund’s investment as determined by the Adviser.

The Fund invested in two underlying funds, which are advised by the Adviser and are considered affiliates. The table below shows transactions with the affiliates. For the purposes of the consolidated financial statements, the Fund considers the issuers listed in the table below to be affiliated issuers. The underlying fund’s distributions may be reinvested into such underlying fund. Reinvestment amounts are included in the purchases at cost amounts in the tables below.

Affiliates	Shares at June 30, 2025	Value at March 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at June 30, 2025	Dividend Income
JPMorgan Floating Rate Income Fund, Class I Shares	—	$ 52,396,602	$ 291,419	$ (52,236,280)	$(2,831,422)	$2,379,681	$ —	$ 291,419
JPMorgan U.S. Treasury Plus Money Market Fund, Class Morgan Shares	235,834,647	154,709,647	195,000,000	(113,875,000)	—	—	235,834,647	2,775,923
Total Affiliates	235,834,647	$207,106,249	$195,291,419	$(166,111,280)	$(2,831,422)	$2,379,681	$235,834,647	$3,067,342

The Fund follows the provisions of ASC 820-10, Fair Value Measurements and Disclosures (“ASC 820-10”), which among other matters, requires enhanced disclosures about investments that are measured and reported at fair value. ASC 820-10 defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP and expands disclosure of fair value measurements. ASC 820-10 determines fair value to be the price that would be received for an investment in a current sale, which assumes an orderly transaction between market participants on the measurement date. ASC 820-10 requires the Fund to assume that the portfolio investment is sold in its principal market to market participants or, in the absence of a principal market, the most advantageous market, which may be a hypothetical market. Market participants are defined as buyers and sellers in the principal or most advantageous market that are independent, knowledgeable, and willing and able to transact. In accordance with ASC 820-10, the Fund has considered its principal market as the market in which the Fund exits its portfolio investments with the greatest volume and level of activity. ASC 820-10 specifies a hierarchy of valuation techniques based on whether the inputs to those valuation techniques are observable or unobservable. In accordance with ASC 820-10, these inputs are summarized in the three broad levels listed below:

The three-tier hierarchy of inputs is summarized below:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical financial instruments that the reporting entity has the ability to access at the measurement date.

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the financial instrument, either directly or indirectly. Level 2 inputs also include quoted prices for similar assets and liabilities in active markets, and quoted prices for identical or similar assets and liabilities in markets that are not active.

•	Level 3 – Significant unobservable inputs for the financial instrument (including management’s own assumptions in determining the fair value of investments).

JPMorgan Private Markets Fund

Consolidated Schedule of Investments

June 30, 2025 (Unaudited)

Investments in Portfolio Funds are recorded at fair value, using the Portfolio Funds’ NAV as a “practical expedient,” in accordance with ASC 820-10 and are excluded from leveling classification noted above.

Investments in Portfolio Funds generally are restricted securities that are subject to substantial holding periods and are not traded in public markets. Accordingly, the Fund may not be able to resell or realize some of its investments for extended periods, which may be several years. The types of Portfolio Funds that the Fund may make investments in include Primary and Secondary Investments.

The fair value relating to certain underlying investments of these Portfolio Funds, for which there is no public market, has been estimated by the respective Portfolio Fund Manager and is based upon available information in the absence of readily ascertainable fair values and does not necessarily represent amounts that might ultimately be realized. Due to the inherent uncertainty of valuation, those estimated fair values may differ significantly from the values that would have been used had a public market for the investments existed. These differences could be material. Portfolio Funds measure their investment assets at fair value, and typically report a NAV per share on a calendar quarterly basis. In accordance with ASC 820-10, the Fund has elected to apply the practical expedient methodology and to value its investments in Portfolio Funds at their respective NAVs typically at each quarter.

Due to the inherent uncertainty of estimates, fair value determinations based on estimates may materially differ from the values that would have been used had a ready market for the securities existed. The following is a summary of the Fund’s investments in affiliated funds which are classified in the fair value hierarchy as of June 30, 2025:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Alkeme Co-Invest B, LP	$ —	$—	$9,725,072	$ 9,725,072
Investment Companies	86,972,178	—	—	86,972,178
Short-Term Investments	235,834,647	—	—	235,834,647

Total Investments	$322,806,825	$—	$9,725,072	$332,531,897

The following table includes a disclosure of transfers in and out of Level 3 of the fair value hierarchy, and purchases and issuances of Level 3 assets and liabilities for the period ended June 30, 2025, for investments classified within Level 3:

Co- Investments
Balance as of March 31, 2025	$9,719,406
Purchases	5,666
Return of Capital	—
Sales	—
Realized Gain (Loss)	—
Change in Unrealized Appreciation (Depreciation)	—
Transfer into Level 3	—
Transfer out of Level 3	—

Balance as of June 30, 2025	$9,725,072

Net change in unrealized appreciation/(depreciation) included in the Consolidated Statement of Operations attributable to Level 3 investments held at June 30, 2025	$ —

Considerable judgment is required to interpret the factors used to develop estimates of fair value at the reporting date. Accordingly, the estimates may not be indicative of the amounts the Fund could realize in a current market exchange, and the differences could be material to the financial statements. The use of different factors or estimation methodologies could have a significant effect on the estimated fair value at the reporting date.

The following is a summary of the valuation techniques and unobservable inputs used as the June 30, 2025, in valuing the Fund’s investments carried at fair value.

Quantitative Information about Level 3 Fair Value Measurements
Industry	Fair Value at June 30, 2025	Valuation Technique	Unobservable Input	Input

Insurance	$9,725,072	Market Approach	Adjusted LTM EBITDA	14.7x

The Fund held Portfolio Funds with a fair value of $901,524,004, that in accordance with ASC 820, are excluded from the fair value hierarchy as of June 30, 2025. Changes in inputs or methods used for valuing investments may result in transfers in or out of levels within the fair value hierarchy. The inputs or methods used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between levels of the fair value hierarchy are reported at values at the beginning of the reporting period in which they occur.